CHARLENE GRANT, ESQ.
Assistant Vice President
Variable Products & Fund Compliance
Law Department
Telephone (949) 219-7286
Fax (949) 219-6952
March 22, 2006
VIA ELECTRONIC TRANSMISSION
Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C. 20549-4644

Re:	Pacific Select Exec Separate Account of Pacific Life & Annuity Company File No. 333-62446, Pacific Select SEP-NY Last Survivor Flexible Premium Variable Life Insurance Policy
Dear Sir or Madam:
     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify on behalf of Pacific Life & Annuity Company (“PL&A”) and the Pacific Select Exec Separate Account (“Separate Account”) that the form of supplement to prospectus dated May 1, 2005 for Pacific Select SEP-NY Last Survivor Flexible Premium Variable Life Insurance Policy that would have been filed under Rule 497(c) does not differ from that contained in the Separate Account’s Post-Effective Amendment No. 13 on Form S-6 which was filed electronically with the Commission on March 17, 2006.
Very truly yours,
/s/CHARLENE GRANT
Charlene Grant, Esq.